RELATED PARTY TRANSACTIONS - Income Statement (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Interest costs [abstract]
Management service costs	$ (36,000,000)	$ (23,000,000)	$ (67,000,000)	$ (44,000,000)
Brookfield Asset Management
Revenues
Power purchase and revenue agreements	84,000,000	209,000,000	180,000,000	368,000,000
Wind levelization agreement	0	0	0	1,000,000
Total related party revenues	84,000,000	209,000,000	180,000,000	369,000,000
Direct operating costs
Energy purchases	0	(2,000,000)	0	(5,000,000)
Energy marketing fee	(2,000,000)	(6,000,000)	(2,000,000)	(12,000,000)
Insurance services	(6,000,000)	(7,000,000)	(12,000,000)	(14,000,000)
Total related party direct operating costs	(8,000,000)	(15,000,000)	(14,000,000)	(31,000,000)
Interest costs [abstract]
Borrowings	0	0	0	(3,000,000)
Contract balance accretion	(4,000,000)	(3,000,000)	(8,000,000)	(5,000,000)
Total interest expense	(4,000,000)	(3,000,000)	(8,000,000)	(8,000,000)
Management service costs	(36,000,000)	(23,000,000)	(67,000,000)	(44,000,000)
Insurance services (less than)	6,000,000	7,000,000	$ 12,000,000	$ 14,000,000
Brookfield Asset Management Subsidiaries
Direct operating costs
Insurance services	1,000,000	1,000,000
Interest costs [abstract]
Insurance services (less than)	$ (1,000,000)	$ (1,000,000)